Amount Due to Directors	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Related Party Transactions [Abstract]
Amount Due to Directors	9. AMOUNT DUE TO DIRECTORS The amount due to the Directors are unsecured, interest-free and has no fixed terms of repayment.

9. AMOUNT DUE TO DIRECTOR

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	(Restated)	(Restated)
Amount due to director	$3,128	$1,499

The amount due to the related parties are unsecured, interest-free and has no fixed terms of repayment.